Fair Value Measurements - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Input	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 30, 2017 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Number of inputs used for valuation of warrants | Input	6
Derivative warrant liability [Abstract]
Change in fair value of the warrant liability, net	$ 15,103	$ 12,780	$ 564
Derivative warrant liabilities	$ 560	$ 18,751
November 2017 Warrants [Member] | Exchange Agreement [Member]
Derivative warrant liability [Abstract]
Value of warrants issued				$ 14,400